UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-4007

Smith Barney Trust II
     (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
     (Address of principal executive offices)      (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
      (Name and address of agent for service)

Registrant's telephone number, including area code:      (800) 451-2010

Date of fiscal year end:         October 31
Date of reporting period:      April 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

SEMI-ANNUAL REPORT | APRIL 30, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N OT B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • April 30, 2005 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

TEAM MANAGED

A team of individuals employed by the manager now manages the day-to-day operations of the Fund.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of U.S. small cap companies with small market capitalizations and related investments. In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large corporations.

What’s Inside

Letter From the Chairman	1
Fund at a Glance	4
Fund Expenses	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1% .

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 25 basis pointiii rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiv in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Index[v] returning 3.28% .The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs.Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April.The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

Performance Review

For the six months ended April 30, 2005, Class A shares of the Smith Barney Small Cap Growth Opportunities Fund, excluding sales charges, returned 1.20% . These shares outperformed the Fund’s unmanaged benchmark, the Russell 2000 Growth Index,vi which returned –1.98% for the same period.The Lipper Small-Cap Growth Funds Category Average1 was –0.79% over the same time frame.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 525 funds in the Fund’s Lipper category, and excluding sales charges.

1 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2005
(excluding sales charges)
(unaudited)

6 Months

Smith Barney Small Cap Growth Opportunities Fund - Class A Shares	1.20%

Russell 2000 Growth Index	-1.98%

Lipper Small-Cap Growth Funds Category Average	-0.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Class A share returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 0.81%, Class C shares returned 0.85%, and Class Y shares returned 1.36% over the six months ended April 30, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators.The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
May 18, 2005

2 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that small-capitalization company stocks may be more volatile than large capitalization stocks. The Fund is subject to certain risks of overseas investing not associated with investing in U.S. securities, including currency fluctuations and changes in political and economic conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.

iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

vi	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

3 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

4 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.20%	$1,000.00	$1,012.00	1.35%	$ 6.73

Class B	0.81	1,000.00	1,008.10	2.10	10.46

Class C	0.85	1,000.00	1,008.50	2.10	10.46

Class Y	1.36	1,000.00	1,013.60	1.10	5.49

(1)	For the six months ended April 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(3)

Class A	5.00%	$1,000.00	$1,018.10	1.35%	$6.76

Class B	5.00	1,000.00	1,014.38	2.10	10.49

Class C	5.00	1,000.00	1,014.38	2.10	10.49

Class Y	5.00	1,000.00	1,019.34	1.10	5.51

(1)	For the six months ended April 30, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 95.3%

CONSUMER DISCRETIONARY — 12.7%
Hotels, Restaurants & Leisure — 3.1%
7,330	CBRL Group, Inc.	$282,425
6,000	Ctrip.com International Ltd., ADR (a)	263,280
5,900	Domino’s Pizza, Inc.	107,144
510	eLong Inc., ADR (a)	4,432
9,231	Station Casinos, Inc.	595,677
16,200	The Steak ‘n Shake Co. (a)	292,896

		1,545,854

Leisure Equipment & Products — 1.7%
23,580	Marvel Enterprises, Inc. (a)	462,168
12,300	SCP Pool Corp.	400,734

		862,902

Media — 3.7%
13,820	Citadel Broadcasting Co. (a)	173,717
6,900	DreamWorks Animation SKG, Inc., Class A shares (a)	258,750
21,800	R.H. Donnelley Corp. (a)	1,241,510
19,172	UnitedGlobalCom, Inc., Class A shares (a)	171,589

		1,845,566

Specialty Retail — 3.5%
15,500	AnnTaylor Stores Corp. (a)	379,595
12,200	Cabela’s Inc., Class A shares (a)	243,146
23,000	The Gymboree Corp. (a)	262,890
6,300	The Men’s Wearhouse, Inc. (a)	260,001
10,950	Regis Corp.	391,244
13,000	West Marine, Inc. (a)	212,550

		1,749,426

Textiles & Apparel — 0.7%
3,400	Columbia Sportswear Co. (a)	145,209
6,140	Reebok International Ltd.	249,345

		394,554

	TOTAL CONSUMER DISCRETIONARY	6,398,302

CONSUMER STAPLES — 3.2%
Food & Drug Retailing — 1.1%
7,700	The Pantry, Inc. (a)	246,554
12,200	United Natural Foods, Inc. (a)	326,960

		573,514

Food Products — 1.0%
14,320	The Hain Celestial Group, Inc. (a)	254,180
18,000	Herbalife Ltd. (a)	271,800

		525,980

See Notes to Financial Statements.

7 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

Household Products — 0.6%
15,400	Prestige Brands Holdings, Inc. (a)	$277,200

Personal Products — 0.5%
10,100	Nu Skin Enterprises, Inc., Class A shares	222,200

	TOTAL CONSUMER STAPLES	1,598,894

ENERGY — 6.7%
Energy Equipment & Services — 4.3%
2,300	Atwood Oceanics, Inc. (a)	131,261
5,300	CARBO Ceramics, Inc.	351,814
43,400	Grey Wolf, Inc. (a)	260,400
54,730	Key Energy Services, Inc. (a)	615,713
22,900	Pioneer Drilling Co., Ltd. (a)	302,051
4,276	Todco, Class A shares (a)	95,141
6,100	Universal Compression Holdings, Inc. (a)	214,110
8,200	Veritas DGC, Inc. (a)	209,920

		2,180,410

Oil & Gas — 2.4%
6,800	Cheniere Energy, Inc. (a)	188,360
7,100	Comstock Resources, Inc. (a)	179,630
5,000	Edge Petroleum Corp. (a)	70,075
5,300	Encore Acquisition Co. (a)	194,616
17,100	KFx, Inc. (a)	186,390
7,100	OPTI Canada, Inc. (a)	136,424
6,830	Plains Exploration & Production Co. (a)	219,789

		1,175,284

	TOTAL ENERGY	3,355,694

FINANCIALS — 9.1%
Banks — 3.6%
1,440	City National Corp.	101,520
11,640	Cullen/Frost Bankers, Inc.	504,245
5,260	Downey Financial Corp.	340,480
8,240	East-West Bancorp, Inc.	264,669
5,662	UCBH Holdings, Inc.	89,063
10,500	Westamerica Bancorp.	524,370

		1,824,347

Diversified Financials — 0.7%
5,105	Affiliated Managers Group, Inc. (a)	319,216

Insurance — 2.0%
3,340	Aspen Insurance Holdings Ltd.	91,182
9,900	IPC Holdings, Ltd.	372,537
3,662	Platinum Underwriters Holdings, Ltd.	108,395
24,700	Universal American Financial Corp. (a)	413,725

		985,839

See Notes to Financial Statements.

8 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

Real Estate — 2.8%
3,812	Alexandria Real Estate Equities, Inc.	$262,342
19,520	American Financial Realty Trust	299,242
6,860	Ashford Hospitality Trust	70,246
3,600	BioMed Realty Trust, Inc.	72,720
866	CenterPoint Properties Trust	35,688
5,984	Cousins Properties, Inc.	161,568
4,400	Gramercy Capital Corp.	87,472
8,797	PS Business Parks, Inc.	355,047
3,646	United Dominion Realty Trust, Inc.	80,759

		1,425,084

	TOTAL FINANCIALS	4,554,486

HEALTHCARE — 20.6%
Biotechnology — 8.7%
11,500	ICOS Corp. (a)	259,440
18,000	InterMune, Inc. (a)	194,400
29,600	Mannkind Corp. (a)	409,960
55,000	Nektar Therapeutics (a)	784,300
40,180	NPS Pharmaceuticals, Inc. (a)	488,187
60,800	Transkaryotic Therapies, Inc. (a)	2,059,904
25,000	ViaCell, Inc. (a)	166,250

		4,362,441

Healthcare Equipment & Supplies — 5.0%
22,538	Advanced Medical Optics, Inc. (a)	833,455
11,220	Cytyc Corp. (a)	239,098
32,290	DJ Orthopedics, Inc. (a)	812,094
15,600	Kyphon, Inc. (a)	407,940
9,900	Wright Medical Group, Inc. (a)	245,817

		2,538,404

Healthcare Providers & Services — 4.4%
8,300	Health Net, Inc. (a)	282,449
26,700	LifePoint Hospitals, Inc. (a)	1,186,815
10,000	PacifiCare Health Systems, Inc. (a)	597,600
5,600	WellCare Health Plans, Inc. (a)	165,200

		2,232,064

Pharmaceuticals — 2.5%
5,100	American Pharmaceutical Partners, Inc. (a)	265,812
7,400	Andrx Corp. (a)	147,334
10,100	Impax Laboratories, Inc. (a)	164,327
59,700	Inspire Pharmaceuticals, Inc. (a)	421,482
31,856	Ista Pharmaceuticals, Inc. (a)	242,424

		1,241,379

	TOTAL HEALTHCARE	10,374,288

See Notes to Financial Statements.

9 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS — 5.8%
Commercial Services & Supplies — 2.2%
61,370	ActivCard Corp. (a)	$320,965
32,600	CSG Systems International, Inc. (a)	560,394
13,900	Wright Express Corp. (a)	232,130

		1,113,489

Construction & Engineering — 1.3%
28,100	Chicago Bridge & Iron Company N.V., NY shares	628,878

Machinery — 0.7%
14,800	Stewart & Stevenson Services, Inc.	355,200

Trading Companies & Distributors — 1.6%
30,540	MSC Industrial Direct Co., Inc., Class A shares	820,610

	TOTAL INDUSTRIALS	2,918,177

INFORMATION TECHNOLOGY — 28.6%
Communications Equipment — 5.8%
425,360	ADC Telecommunications, Inc. (a)	965,567
56,120	Arris Group, Inc. (a)	425,951
11,168	Avocent Corp. (a)	280,764
8,200	InPhonic, Inc. (a)	126,444
31,600	Polycom, Inc. (a)	482,216
47,983	Tekelec (a)	653,049

		2,933,991

Computers & Peripherals — 2.1%
55,300	Adaptec, Inc. (a)	206,009
42,500	Electronics for Imaging, Inc. (a)	697,850
16,400	Novatel Wireless, Inc. (a)	146,944

		1,050,803

Electronic Equipment & Instruments — 1.1%
1,100	Benchmark Electronics, Inc. (a)	29,744
26,300	Dolby Laboratories Inc., Class A shares (a)	537,835

		567,579

Internet Software & Services — 7.1%
33,400	Akamai Technologies, Inc. (a)	394,454
44,770	Digitas, Inc. (a)	446,357
21,430	RADWARE Ltd. (a)	468,674
37,200	SINA Corp. (a)	1,021,884
49,600	Sohu.com, Inc. (a)	850,640
79,200	webMethods, Inc. (a)	369,864

		3,551,873

IT Consulting & Services — 1.1%
8,400	Ness Technologies, Inc. (a)	89,880
13,980	ProQuest Co. (a)	453,511

		543,391

See Notes to Financial Statements.

10 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

Semiconductor Equipment & Products — 5.3%
165,200	Applied Micro Circuits Corp. (a)	$441,084
27,700	ASE Test, Ltd. (a)	132,406
15,600	Cymer, Inc. (a)	386,724
28,200	Integrated Device Technology, Inc. (a)	301,740
61,800	Micrel, Inc. (a)	580,920
603,100	Zarlink Semiconductor, Inc. (a)	832,278

		2,675,152

Software — 6.1%
8,700	Hyperion Solutions Corp. (a)	353,829
10,700	JAMDAT Mobile, Inc. (a)	182,542
30,300	NetIQ Corp. (a)	324,816
24,300	RSA Security, Inc. (a)	260,982
57,700	ScanSoft, Inc. (a)	231,954
75,200	SkillSoft PLC, ADR (a)	293,280
31,600	The9 Ltd., ADR (a)	578,280
113,437	TIBCO Software, Inc. (a)	809,940

		3,035,623

	TOTAL INFORMATION TECHNOLOGY	14,358,412

MATERIALS — 4.1%
Chemicals — 2.5%
6,500	Cytec Industries, Inc.	299,780
100	Georgia Gulf Corp.	3,691
12,310	Minerals Technologies, Inc.	804,089
3,910	The Valspar Corp.	161,600

		1,269,160

Metals & Mining — 1.6%
7,200	Alpha Natural Resources, Inc. (a)	166,680
13,670	Apex Silver Mines, Ltd. (a)	179,350
19,430	Compass Minerals International, Inc.	469,234

		815,264

	TOTAL MATERIALS	2,084,424

TELECOMMUNICATION SERVICES — 4.5%
Diversified Telecommunication Services — 1.8%
78,070	Cincinnati Bell, Inc. (a)	312,280
33,000	Citizens Communications Co.	420,750
3,500	Commonwealth Telephone Enterprises, Inc. (a)	162,610

		895,640

See Notes to Financial Statements.

11 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 2.7%
7,500	Crown Castle International Corp. (a)	$120,975
12,400	Nextel Partners, Inc., Class A shares (a)	291,648
15,310	SpectraSite, Inc. (a)	859,350
24,300	US Unwired, Inc. (a)	116,883

		1,388,856

	TOTAL TELECOMMUNICATION SERVICES	2,284,496

	TOTAL COMMON STOCK
	(Cost — $47,668,991)	47,927,173

FACE
AMOUNT

REPURCHASE AGREEMENT — 7.8%
3,897,000	Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05 with Bank of
	America, 2.960% due 5/2/05; Proceeds at maturity — $3,897,961; (Fully collateralized by
	various U.S. government agency obligations, 0.000% to 3.350% due 7/27/05 to
	11/9/07; Market value — $3,974,940) (Cost — $3,897,000)	3,897,000

	TOTAL INVESTMENTS — 103.1% (Cost — $51,565,991*)	51,824,173
	Liabilities in Excess of Other Assets — (3.1)%	(1,556,620)

	TOTAL NET ASSETS — 100.0%	$50,267,553

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt

See Notes to Financial Statements.

12 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $51,565,991)	$51,824,173
Cash	8
Receivable for investments sold	382,996
Receivable for shares of beneficial interest sold	70,240
Dividends and interest receivable	4,912
Prepaid expenses	29,201

Total Assets	52,311,530

LIABILITIES:
Payable for investments purchased	1,939,968
Payable for shares of beneficial interest repurchased	41,929
Distribution and service plan fees payable	23,291
Management fee payable	17,328
Transfer agency services payable	8,562
Trustees’ fees payable	1,070
Accrued expenses	11,829

Total Liabilities	2,043,977

Total Net Assets	$50,267,553

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$28
Capital paid in excess of par value	47,255,140
Accumulated net investment loss	(211,220)
Accumulated net realized gain from investment transactions and futures contracts	2,965,423
Net unrealized appreciation of investments	258,182

Total Net Assets	$50,267,553

Net Asset Value
Class A Shares:
Net Asset Value per share ($24,215,121 ÷ 1,309,073 shares outstanding)	$18.50
Maximum offering price, per share (based on a maximum sales charge of 5.00%)	$19.47	*

Class B Shares:
Net Asset Value and offering price, per share ($2,897,760 ÷ 165,870 shares outstanding)	$17.47	**

Class C Shares:
Net Asset Value and offering price, per share ($19,232,567 ÷ 1,078,580 shares outstanding)	$17.83	**

Class Y Shares:
Net Asset Value, offering price and redemption price, per share ($3,922,105 ÷ 210,690 shares outstanding)	$18.62

*	Based upon single purchases of less than $25,000.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

13 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Dividends	$149,579
Interest	44,864
Less: Foreign withholding tax	(235)

Total Investment Income	194,208

EXPENSES:
Management fee (Note 2)	186,546
Distribution and service plan fees (Notes 2 and 4)	131,826
Transfer agency services (Notes 2 and 4)	54,253
Custody and fund accounting fees	34,245
Shareholder communications (Note 4)	24,915
Registration fees	19,794
Audit and tax fees	15,342
Legal fees	8,124
Trustees’ fees	848
Other	2,469

Total Expenses	478,362
Less: Management fee waiver (Note 2)	(72,934)

Net Expenses	405,428

Net Investment Loss	(211,220)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain From:
Investment transactions	2,947,764
Futures contracts	72,927

Net Realized Gain	3,020,691

Net Change in Unrealized Appreciation/Depreciation	(2,609,173)

Net Gain on Investments and Futures Contracts	411,518

Increase in Net Assets From Operations	$200,298

See Notes to Financial Statements.

14 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)
and the Year Ended October 31, 2004
	2005	2004

OPERATIONS:
Net investment loss	$(211,220)	$(227,301)
Net realized gain	3,020,691	3,190,290
Net change in unrealized appreciation/depreciation	(2,609,173)	200,110
Net realized and unrealized loss on investments related to prospectus restrictions (Note 9)	—	(42,875)

Increase in Net Assets From Operations	200,298	3,120,224

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gain	(3,420,256)	(575,253)

Decrease in Net Assets From Distributions to Shareholders	(3,420,256)	(575,253)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Net proceeds from sale of shares	15,331,239	25,612,610
Net asset value of shares issued for reinvestment of distributions	3,306,564	531,939
Cost of shares reacquired	(9,974,832)	(12,373,250)

Increase in Net Assets From Transactions in Shares of Beneficial Interest	8,662,971	13,771,299

Increase in Net Assets	5,443,013	16,316,270
NET ASSETS:
Beginning of period	44,824,540	28,508,270

End of period*	$50,267,553	$44,824,540

* Includes accumulated net investment loss:	$(211,220)	—

See Notes to Financial Statements.

15 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares	2005 (1)(2)		2004(2)	2003(2)	2002	2001	2000

Net Asset Value, Beginning of Period	$19.58		$18.09	$13.17	$16.13	$31.06	$21.44

Income (Loss) From Operations:
Net investment loss	(0.06)		(0.08)	(0.08)	(0.09)	(0.11)	(0.53)
Net realized and unrealized gain (loss)	0.41		1.91	5.00	(2.87)	(7.43)	10.15

Total Income (Loss) From Operations	0.35		1.83	4.92	(2.96)	(7.54)	9.62

Less Distributions From:
Net realized gains	(1.43)		(0.34)	—	—	(7.39)	—

Net Asset Value, End of Period	$18.50		$19.58	$18.09	$13.17	$16.13	$31.06

Total Return(3)	1.20	%‡	10.18%*	37.36%*	(18.35)%	(27.89)%	44.87%

Net Assets, End of Period (000s)	$24,215		$24,505	$21,581	$16,608	$21,529	$30,717

Ratios to Average Net Assets:
Expenses(4)(5)	1.35	%†	1.34%	1.35%	1.35%	1.35% (6)	1.35% (6)
Net investment loss	(0.56	)†	(0.41)	(0.57)	(0.56)	(0.60)	(0.82)

Portfolio Turnover Rate	62%		129%	141%	21%	57%	81%

(1)	For the six months ended April 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the monthly average shares method.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(4)	The investment manager voluntarily waived a portion of its management fee for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 1.56% (annualized), 2.04%, 2.68%, 2.93%, 2.61% and 2.18%, respectively.

(5)	The ratio of expenses to average net assets will not exceed 1.35%, as a result of a voluntary expense limitation which may be terminated at any time.

(6)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

*	(0.10)% and 2.16% of Class A’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund. (See Note 9 to the financial statements.)

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

16 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class B Shares	2005(1)(2)		2004(2)	2003(2)	2002	2001	2000

Net Asset Value, Beginning of Period	$18.63		$17.36	$12.73	$15.71	$30.65	$21.31

Income (Loss) From Operations:
Net investment loss	(0.12)		(0.21)	(0.19)	(0.20)	(0.21)	(0.48)
Net realized and unrealized gain (loss)	0.39		1.82	4.82	(2.78)	(7.34)	9.82

Total Income (Loss) From Operations	0.27		1.61	4.63	(2.98)	(7.55)	9.34

Less Distributions From:
Net realized gains	(1.43)		(0.34)	—	—	(7.39)	—

Net Asset Value, End of Period	$17.47		$18.63	$17.36	$12.73	$15.71	$30.65

Total Return(3)	0.81	%‡	9.33%*	36.37%*	(18.97)%	(28.42)%	43.78%

Net Assets, End of Period (000s)	$2,898		$2,970	$2,726	$1,562	$1,730	$1,743

Ratios to Average Net Assets:
Expenses(4)(5)	2.10	%†	2.09%	2.10%	2.10%	2.10% (6)	2.10% (6)
Net investment loss	(1.31	)†	(1.16)	(1.34)	(1.30)	(1.36)	(1.55)

Portfolio Turnover Rate	62%		129%	141%	21%	57%	81%

(1)	For the six months ended April 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the monthly average shares method.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(4)	The investment manager voluntarily waived a portion of its management fees for the six months ended April 30, 2005 and for the years ended October 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 2.31% (annualized), 2.78%, 3.43%, 3.68%, 3.61% and 2.93%, respectively.

(5)	The ratio of expenses to average net assets will not exceed 2.10%, as a result of a voluntary expense limitation which may be terminated at any time.

(6)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

*	(0.11)% and 2.23% of Class B’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund. (See Note 9 to the financial statements.)

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

17 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class C Shares(1)	2005(2)(3)		2004(3)	2003(3)	2002	2001	2000(3)(4)

Net Asset Value, Beginning of Period	$18.98		$17.68	$12.97	$16.00	$31.06	$32.62

Income (Loss) From Operations:
Net investment loss	(0.13)		(0.21)	(0.19)	(0.12)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	0.41		1.85	4.90	(2.91)	(7.52)	(1.49)

Total Income (Loss) From Operations	0.28		1.64	4.71	(3.03)	(7.67)	(1.56)

Less Distributions From:
Net realized gains	(1.43)		(0.34)	—	—	(7.39)	—

Net Asset Value, End of Period	$17.83		$18.98	$17.68	$12.97	$16.00	$31.06

Total Return(5)	0.85	%‡	9.33%*	36.31%*	(18.94)%	(28.39)%	(4.78	)%‡

Net Assets, End of Period (000s)	$19,233		$13,453	$3,281	$1,312	$523	$19

Ratios to Average Net Assets:
Expenses(6)(7)	2.10	%†	2.08%	2.10%	2.10%	2.10% (8)	2.10%	(8)†
Net Investment Loss	(1.33	)†	(1.12)	(1.34)	(1.22)	(1.37)	(1.91	)†

Portfolio Turnover Rate	62%		129%	141%	21%	57%	81%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.

(2)	For the six months ended April 30, 2005 (unaudited).

(3)	Per share amounts have been calculated using the monthly average shares method.

(4)	For the period September 22, 2000 (inception date) to October 31, 2000.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(6)	The investment manager voluntarily waived a portion of its management fees for the six months ended April 30, 2005 and for the years ended October 31, 2004, 2003, 2002, 2001 and the period ended October 31, 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 2.31% (annualized), 3.13%, 3.43%, 3.68%, 4.16% and 2.93% (annualized), respectively.

(7)	The ratio of expenses to average net assets will not exceed 2.10%, as a result of a voluntary expense limitation which may be terminated at any time.

(8)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

*	(0.10)% and 2.19% of Class C’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund. (See Note 9 to the financial statements.)

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

18 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class Y Shares	2005(1)(2)		2004(2)	2003(2)(3)

Net Asset Value, Beginning of Period	$19.67		$18.13	$12.88

Income (Loss) From Operations:
Net investment loss	(0.03)		(0.02)	(0.03)
Net realized and unrealized gain	0.41		1.90	5.28

Total Income From Operations	0.38		1.88	5.25

Less Distributions From:
Net realized gains	(1.43)		(0.34)	—

Net Asset Value, End of Period	$18.62		$19.67	$18.13

Total Return(4)	1.36	%‡	10.44%*	40.76	%*‡

Net Assets, End of Period (000s)	$3,922		$3,897	$920

Ratios to Average Net Assets:
Expenses(5)(6)	1.10	%†	1.08%	1.08	%†
Net investment loss	(0.31	)†	(0.12)	(0.51	)%†

Portfolio Turnover Rate	62%		129%	141%

(1)	For the six months ended April 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the monthly average shares method.

(3)	For the period April 11, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	The investment manager voluntarily waived a portion of its management fees for the six months ended April 30, 2005 and the year ended October 31, 2004, and the period ended October 31, 2003. If such fees were not voluntarily waived, the actual expense ratios would have been 1.31% (annualized), 1.68% and 2.41% (annualized), respectively.

(6)	The ratio of expenses to average net assets will not exceed 1.10%, as a result of a voluntary expense limitation which may be terminated at any time.

*	(0.10)% and 2.21% of Class Y’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund. (See Note 9 to the financial statements.)

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

19 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund.These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices or are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest.To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin.When the financial future contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

20 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets.

During the six months ended April 30, 2005, the Fund’s Class A, B, C and Y shares had voluntary expense limitations in place of 1.35%, 2.10%, 2.10% and 1.10%, respectively. During the six months ended April 30, 2005, SBFM waived a portion of its management fee amounting to $72,934.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $36,086 to CTB. In addition, for the six months ended April 30, 2005, the Fund also paid $5,778 to other Citigroup affiliates for shareholder record keeping services.

During the six months ended April 30, 2005, Citigroup, or affiliated entities, held shares of the Fund in non-discretionary nominee accounts on behalf of certain non-affiliated investors.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charge of 5.00% for Class A shares.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment.This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.These purchases do not incur an initial sales charge.

For the six months ended April 30, 2005, CGM and its affiliates received sales charges of approximately $11,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class B	Class C

CDSCs	$3,000	$0*

* Amount represents less than $1,000.

21 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan.The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.Three former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment under the Plan. At April 30, 2005, $443 was accrued in connection with the Plan.

3. Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$33,526,182

Sales	28,712,264

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,280,841
Gross unrealized depreciation	(4,022,659)

Net unrealized appreciation	$258,182

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution and Service Plan, the Fund pays a distribution and/or service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% , 1.00% and 1.00% of the average daily net assets of each respective class. For the six months ended April 30, 2005, total Rule 12b-1 Distribution and Service Plan fees, which are accrued daily and paid monthly, were as follows:

		Class A	Class B	Class C

Rule 12b-1 Distribution and Service Plan Fees		$ 32,028	$ 15,381	$ 84,417

For the six months ended April 30, 2005, total Transfer Agency Service expenses were as follows:
	Class A	Class B	Class C	Class Y

Transfer Agency Service Expenses	$ 17,024	$ 2,063	$ 35,147	$ 19

22 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2005, total Shareholder Communications expenses were as follows:

	Class A	Class B	Class C	Class Y

Shareholder Communications Expenses	$ 12,710	$ 1,572	$ 8,587	$ 2,046

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004

Net Realized Gain
Class A	$1,821,687	$412,722
Class B	225,860	54,574
Class C*	1,087,737	83,427
Class Y	284,972	24,530

Total	$3,420,256	$575,253

* On April 29, 2004, Class L shares were renamed as Class C shares.

6. Shares of Beneficial Interest

At April 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses as described in Note 4.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2005		October 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	189,388	$3,805,527	457,394	$8,789,681
Shares issued on reinvestment	85,857	1,735,185	19,791	377,218
Shares reacquired	(217,969)	(4,323,512)	(418,136)	(8,001,176)

Net Increase	57,276	$1,217,200	59,049	$1,165,723

Class B
Shares sold	12,462	$231,312	38,286	$709,136
Shares issued on reinvestment	11,138	213,167	2,820	51,465
Shares reacquired	(17,187)	(318,101)	(38,722)	(704,295)

Net Increase	6,413	$126,378	2,384	$56,306

Class C*
Shares sold	578,220	$10,943,527	690,236	$12,750,095
Shares issued on reinvestment	54,954	1,073,239	4,237	78,815
Shares reacquired	(263,233)	(4,966,296)	(171,380)	(3,131,916)

Net Increase	369,941	$7,050,470	523,093	$9,696,994

Class Y
Shares sold	17,165	$350,873	174,872	$3,363,698
Shares issued on reinvestment	14,023	284,973	1,279	24,441
Shares reacquired	(18,641)	(366,923)	(28,732)	(535,863)

Net Increase	12,547	$268,923	147,419	$2,852,276

* On April 29, 2004, Class L shares were renamed as Class C shares.

23 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI.The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.The remaining $183.7 million, including the penalty, has been paid to the U.S.Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC.The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

24 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor’) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions.The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action.While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

9. Prospectus Restriction

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments.The Fund considers small cap companies to be those with market capitalizations that do not exceed (i) $3 billion or (ii) the highest month end market capitalization of any stock in the Russel 2000 Index (“Index”), for the previous 12 months, whichever is greater. Prior to November 1, 2004, the Fund considered small cap companies to be those with market capitalization within the range of the market capitalizations of the companies in the Index at the time of investment. Subsequent to a reconstitution of the Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were no longer within of the range of those of the companies in the Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.

For the year ended October 31, 2003, the net realized and unrealized gains on the investment in such securities in excess of the 20% of Fund net assets permitted by the investment policy were approximately $74,000 and $376,000, respectively.These items represented 2.16%, 2.23%, 2.19% and 2.21% for Class A, B, C and Y, respectively, of the total return of each share class.

During the year ended October 31, 2004, the Fund sold certain securities of issuers with market capitalizations outside of the range of those of the companies in the Index to achieve compliance with its investment policy.The net realized gain on such sales were approximately $304,000, and the decrease in unrealized appreciation on such securities was approximately $376,000. In addition, the Adviser reimbursed the Fund for losses on investments that were acquired in violation of its investment policy in the amount of $29,200; the amount of such losses attributable to the year ended October 31, 2003 was not material.These items represented (0.10)%, (0.11)%, (0.10)% and (0.10)% for Class A, B, C and Y, respectively of the total return of each share class.

25 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

10. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 22, 2005.The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending October 31, 2005. A majority of the Fund’s Board of Trustees, including a majority of the independent Trustees, approved the appointment of KPMG LLP, subject to the right, of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

11. Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

26 Smith Barney Small Cap Growth Opportunities Fund | 2005 Semi-Annual Report

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SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund
Donald M. Carlton	Management LLC
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTOR
R. Jay Gerken, CFA,	Citigroup Global Markets Inc.
Chairman
Stephen Randolph Gross	CUSTODIAN
Diana R. Harrington	State Street Bank
Susan B. Kerley	& Trust Company
Alan G. Merten
R. Richardson Pettit	TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
R. Jay Gerken, CFA	New York, NY 10004
President and
Chief Executive Officer	SUB-TRANSFER AGENT
PFPC Inc.
Andrew B. Shoup	P.O. Box 9699
Senior Vice President and	Providence, RI 02940-9699
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith  Barney Trust II

Smith Barney Small Cap Growth Opportunities Fund The Fund is a separate fund of Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Trust II—Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY SMALL CAP
   GROWTH OPPORTUNITIES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12- month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

	©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD02556 4/05	05-8643

ITEM	2	.	CODE OF ETHICS.
			Not Applicable.
ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.
			Not Applicable.
ITEM	4	.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
			Not Applicable.
ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
			Not applicable.
ITEM	6	.	SCHEDULE OF INVESTMENTS.
			Not applicable.
ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.
			Not applicable.
ITEM	8	.	[RESERVED]
ITEM	9		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
			Not applicable.
ITEM	10	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
			Not applicable.

ITEM	11	.	CONTROLS AND PROCEDURES.

			(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

			(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM	12	.	EXHIBITS.

			(a) Not Applicable.

			(b) Attached hereto.

			Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

			Exhibit 99.906CERT	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Trust II

Date: July 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney Trust II

Date: July 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Smith Barney Trust II

Date: July 7, 2005